Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W. Suite 500

Washington, DC 20036-2652

Aaron T. Gilbride

(202) 419-8423

agilbride@Stradley.com

1933 Act Rule 497(e)

1933 Act File No. 333-155709

1940 Act File No. 811-22255

April 24, 2012

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EGA Emerging Global Shares Trust File Nos. 333-155709 and 811-22255 Rule 497(e) Filing

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement for the Funds as filed pursuant to Rule 497(e) under the 1933 Act on April 4, 2012 (Accession Number: 0001450791-12-000090). Questions related to this filing may be directed to the undersigned, at (202) 419-8423.

Very truly yours,

/s/ Aaron T. Gilbride

Aaron T. Gilbride

cc:	Robert C. Holderith James J. Valenti Michael D. Mabry Laura Hatch